MATERIAL CONTRACTS (Details Narrative) - USD ($)	1 Months Ended						12 Months Ended
	Feb. 29, 2020	Jan. 31, 2020	Jan. 24, 2020	Dec. 13, 2019	Nov. 27, 2019	Oct. 31, 2019	Aug. 31, 2020	Nov. 30, 2021	Aug. 31, 2021	Jun. 01, 2021
Equity investment method							$ 2,783	$ 0	$ 11,132
Non-binding letter of intent [Member] | NanoPeak Performances, LLC [Member]
Non-rerfundable deposits received	$ 25,000					$ 25,000
Non-rerfundable deposits received, written off							25,000
Contract fullfillment expenses							72,500
Purchase of industrial hemp (biomass)		30000 pounds
Industrial hemp (biomass), price per unit		$ 5
Industrial hemp (biomass), Total amount		$ 150,000
Toll Processing Agreement [Member]
Contract price				$ 100,000
NGBL [Member] | Collaboration Agreement [Member]
Equity investment method			$ 250,000
Fair value of NGBL shares										$ 0
Ownership percentage			20.00%
Description of agreement termination period			Either party may terminate this agreement at any time upon 10 business days’ written notice
Industrial Hemp (biomass) [Member]
Contract price					$ 100,000
Supply agreement with grower to purchase description					the Company signed a Supply Agreement with Notis Global, Inc. (“NGBL”), a grower to purchase 10,000 pounds of industrial hemp (biomass) and was processed into crude during the three months ended May 31, 2020
Obsolete Inventory, written off							115,000
Wrote down of raw material									$ 19,100
Fair market value							$ 35,000